Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	Aberdeen Funds
Central Index Key	dei_EntityCentralIndexKey	0001413594
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 21, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 21, 2012
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEGAX
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEGCX
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Class R Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMRX
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ABEMX
Aberdeen Emerging Markets Fund (Prospectus Summary) | Aberdeen Emerging Markets Fund | Institutional Service Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEMSX